INVESTMENTS - Age of Gross Unrealized Losses and Associated Fair Value by Investment Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	$ 726,559	$ 177,756
Less than 12 Months Unrealized Loss	(9,062)	(967)
12 Months or More Fair Value	317,670	496,104
12 Months or More Unrealized Loss	(11,658)	(16,090)
Total Fair Value	1,044,229	673,860
Total Unrealized Loss	(20,720)	(17,057)
Securities of U.S. government agencies and corporations
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	97	493
Less than 12 Months Unrealized Loss	0	(1)
12 Months or More Fair Value	0	97
12 Months or More Unrealized Loss	0	0
Total Fair Value	97	590
Total Unrealized Loss	0	(1)
Mortgage-backed securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	500,768	119,641
Less than 12 Months Unrealized Loss	(5,363)	(420)
12 Months or More Fair Value	246,523	428,486
12 Months or More Unrealized Loss	(9,563)	(13,780)
Total Fair Value	747,291	548,127
Total Unrealized Loss	(14,926)	(14,200)
Obligations of state and other political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	972	12,746
Less than 12 Months Unrealized Loss	(6)	(126)
12 Months or More Fair Value	29,287	37,516
12 Months or More Unrealized Loss	(764)	(1,014)
Total Fair Value	30,259	50,262
Total Unrealized Loss	(770)	(1,140)
Asset-backed Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	189,066	32,045
Less than 12 Months Unrealized Loss	(3,042)	(103)
12 Months or More Fair Value	17,144	0
12 Months or More Unrealized Loss	(403)	0
Total Fair Value	206,210	32,045
Total Unrealized Loss	(3,445)	(103)
Other securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	35,656	12,831
Less than 12 Months Unrealized Loss	(651)	(317)
12 Months or More Fair Value	24,716	30,005
12 Months or More Unrealized Loss	(928)	(1,296)
Total Fair Value	60,372	42,836
Total Unrealized Loss	$ (1,579)	$ (1,613)